Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information
17	Segment Information

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance. The Group operates in three principal geographical areas—China, Hong Kong and the Philippines. After divesture of China Mainland Business in 2022, most revenues from external customers are attributed to Hong Kong, as the Group received the tuition through Hong Kong company, the Company reevaluated and concluded that the operating segments should be aggregated as one reportable segment as of December 31, 2022 considering these segments have similar economic characteristics and are similar in respect of the nature of products and services, the type or class of customers, the methods used to distribute the products or provide the services.

The following table summarizes primary long-lived assets of the Group by geographical location:

	Property and equipment
	As of December 31,
	2021	2022
	US$	US$
Hong Kong	—	—
China	—	—
Philippines	148	25

	Right-of-use assets
	As of December 31,
	2021	2022
	US$	US$
Hong Kong	—	—
China	308	769
Philippines	1,262	—